Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Summary of Revenue By Channel for Respective Periods

The Group’s revenue by channel for the respective periods are detailed as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales of product by channel
—Sales to end customers	2,670,831	4,548,804	4,878,453
—Sales to distributor customers	359,629	678,873	941,322
—Others	707	5,493	20,198
Total revenues	3,031,167	5,233,170	5,839,973